UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Mr. Beverley Hendry,
300 S.E. 2nd Street, Suite #820,
Fort Lauderdale,
Florida 33301

Registrant’s telephone number, including area code:	954-767-9900

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Statement of Net Assets (unaudited)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS—117.7%
AUSTRALIA—65.8%
Government—24.1%
AUD
	Commonwealth of Australia
5,000	10.00%, 2/15/06	Aaa	AAA	$3,728,097
11,500	6.75%, 11/15/06	Aaa	AAA	8,282,976
16,500	10.00%, 10/15/07	—	AAA	13,034,565
40,000	8.75%, 8/15/08	Aaa	AAA	31,082,685
173,000	7.50%, 9/15/09	Aaa	AAA	130,550,784
85,000	5.75%, 6/15/11	Aaa	AAA	59,287,714
139,000	6.50%, 5/15/13	Aaa	—	101,489,364
38,000	6.25%, 4/15/15	Aaa	—	27,286,354
10,000	6.00%, 2/15/17	Aaa	—	7,018,759

	Total Australian government (cost $341,080,026)			381,761,298

Quasi/Semi-Government—26.2%
	Australia Postal Corporation
22,000	6.00%, 3/25/09	—	AAA	15,328,016
	Commonwealth Bank of Australia
10,000	9.00%, 8/15/05	Aaa	AAA	7,224,607
8,000	6.00%, 9/1/05	Aaa	AAA	5,632,055
20,000	6.75%, 12/1/07	Aaa	AAA	14,415,610
10,000	6.25%, 9/1/09	Aaa	AAA	7,091,450
	New South Wales Treasury Corporation
54,000	12.60%, 5/1/06	—	—	42,117,397
52,000	8.00%, 3/1/08	Aaa	AAA	38,992,794
26,000	7.00%, 12/1/10	—	AAA	19,168,996
20,000	6.00%, 5/1/12	—	AAA	13,942,977
	Northern Territory Treasury
5,000	10.03%, 8/9/05	Aa2	—	3,647,346
10,000	5.75%, 9/14/07	—	—	6,965,431
	Queensland Treasury Corporation
20,000	8.00%, 9/14/07	—	AAA	14,890,385
15,200	6.00%, 7/14/09	—	AAA	10,700,660
40,000	6.00%, 6/14/11	Aaa	AAA	28,017,611
30,000	6.00%, 8/14/13	Aaa	AAA	20,903,962
10,000	6.00%, 10/14/15	Aaa	AAA	6,946,040
17,000	6.00%, 6/14/21	—	AAA	11,713,432
	South Australian Financing Authority
55,000	7.50%, 10/15/07	—	AA+	40,399,969
	Treasury Corporation of Victoria
33,000	6.00%, 11/15/06	—	AAA	23,279,164
20,500	10.25%, 11/15/06	—	AAA	15,759,038
25,000	7.50%, 8/15/08	—	AAA	18,542,147
10,000	5.50%, 9/15/10	—	AAA	6,842,703

.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

AUD
	Western Australia Treasury Corporation
26,000	8.00%, 10/15/07	Aaa	AAA	$19,374,380
20,000	7.50%, 10/15/09	Aaa	AAA	14,975,640
10,000	7.00%, 4/15/11	Aaa	AAA	7,376,962

	Total Australian quasi/semi-government (cost $370,821,094)			414,248,772

Corporates—15.5%
Banks and Financial Services—3.1%
	ANZ Banking Corporation
10,000	6.75%, 3/22/12	—	A+	7,094,566
	GE Capital Australia Limited
10,000	6.75%, 9/15/07	Aaa	AAA	7,129,056
20,000	5.25%, 8/15/08	Aaa	AAA	13,521,397
	NRMA Insurance Limited
13,000	6.35%, 11/27/12	—	AA-	9,103,903
	St. George Bank Limited
5,000	6.00%, 9/25/12	A3	—	3,527,482
	Suncorp Metway Limited
6,500	5.25%, 11/15/06	A2	A	4,480,509
	Westpac Banking Corporation
5,000	7.00%, 8/2/10	A1	A+	3,537,689

				48,394,602

Telecoms—1.5%
	Telstra Corporation
20,000	12.00%, 5/15/06	A1	A+	15,402,543
10,000	7.25%, 11/15/12	A1	A+	7,246,006
2,000	8.75%, 1/15/20	—	—	1,624,557

				24,273,106

Non-Australian Issuers—7.5%
	Bank of America Corporation [United States]
2,000	6.50%, 9/15/09	Aa2	A+	1,399,802
	Dexia Municipal Agency [France]
34,000	6.00%, 10/15/07	Aaa	AAA	23,847,852
	DSL Bank [Germany]
15,000	6.25%, 11/15/06	Aaa	—	10,594,170
	Eurofima [Supranational]
8,170	9.875%, 1/17/07	Aaa	AAA	6,256,569
30,000	6.50%, 8/22/11	Aaa	AAA	21,409,417
6,000	6.00%, 1/28/14	Aaa	AAA	4,117,135
	Federal National Mortgage Association [United States]
46,065	6.375%, 8/15/07	Aaa	—	32,710,960

.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

AUD
	Kingdom of Sweden [Sweden]
8,287	7.875%, 4/23/07	Baa1	AAA	$6,098,710
	Landwirtschaft Rentenbank [Germany]
10,000	6.00%, 9/15/09	Aaa	AAA	6,961,439
	Merrill Lynch & Co. [United States]
6,000	6.75%, 3/12/14	Aa3	A+	4,175,687
	Quebec Province [Canada]
1,500	5.75%, 2/15/06	A1	A+	1,050,094

				118,621,835

Other—3.4%
	Airservices Australia
2,500	6.50%, 11/15/06	—	AAA	1,751,714
	BHP Finance Limited
12,000	6.25%, 8/15/08	A2	A+	8,395,527
	General Property Trust Management
8,000	6.50%, 8/22/13	—	A+	5,440,100
	ING Office Finance
4,500	6.25%, 8/19/08	—	AAA	3,155,605
	Jem Bonds Limited
10,000	9.00%, 7/15/06	—	AAA	7,389,148
	Melbourne Airport
4,500	6.75%, 6/15/08	Aaa	AAA	3,175,049
	Snowy Hydro Limited
10,000	5.75%, 2/25/10	Aaa	AAA	6,777,506
	Southern Cross Airports Company Limited
15,500	6.02%, 10/11/07	Aaa	AAA	10,879,293
	Wesfarmers Limited
6,000	6.25%, 8/27/07	—	A-	4,193,818
5,000	6.00%, 3/30/09	—	A-	3,429,020

				54,586,780

	Total Australian corporates (cost $211,187,332)			245,876,323

	Total Australian long-term investments (cost $923,088,452)			1,041,886,393

JAPAN—0.2%
Corporates—0.2%
Banks and Financial Services—0.2%
EUR
	Mizuho Financial Group
2,400	4.75%, 4/15/14 (cost $2,941,975)	Baa1	BBB	2,876,767

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

MALAYSIA—1.7%
Government—1.4%
MYR
	Malaysia Government Bonds
25,000	6.812%, 11/29/06	A3	A+	$7,079,086
24,000	4.305%, 2/27/09	A3	—	6,334,105
3,890	6.844%, 10/1/09	A3	A+	1,142,663
6,500	3.833%, 9/28/11	A3	A+	1,631,014
26,900	3.702%, 2/25/13	A3	A+	6,492,823

	Total Malaysia government (cost $22,579,048)			22,679,691

Quasi/Semi-Government—0.3%
EUR
	Petroliam Nasional Berhad
3,000	6.375%, 5/22/09 (cost $3,834,105)	Baa1	A-	3,943,058

	Total Malaysia long-term investments (cost $26,413,153)			26,622,749

NEW ZEALAND—0.6%
Government—0.2%
NZD
	New Zealand Government Bonds
4,000	7.00%, 7/15/09 (cost $2,503,637)	Aaa	AAA	2,614,914

Quasi/Semi-Government—0.3%
	Ontario Province [Canada]
8,000	6.25%, 12/3/08 (cost $5,324,928)	Aa2	AA	4,985,961

Corporates—0.1%
Banks and Financial Services—0.1%
	Helaba International Finance [Canada]
3,000	6.75%, 9/12/06 (cost $1,879,513)	Aaa	AA+	1,900,393

	Total New Zealand long-term investments (cost $9,708,078)			9,501,268

PHILIPPINES—1.6%
Government—1.4%
PHP
	Philippine Government Bonds
40,000	15.25%, 8/9/06	Ba2	—	776,240
372,800	18.00%, 11/26/08	Ba2	—	8,033,612
95,000	13.00%, 4/25/12	Ba2	—	1,767,745
133,000	11.875%, 5/29/23	Ba2	—	2,275,095

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

EUR
	Republic of Philippines
1,600	9.375%, 12/7/06	Ba2	BB	$2,088,613
6,200	9.125%, 2/22/10	Ba2	BB	7,796,566

	Total Philippines government (cost $23,345,670)			22,737,871

Structured Investment Vehicles—0.2%
USD
	Merrill Lynch Currency Linked Note (United States)
2,700	12.50%, 9/17/12(e)(f) (cost $2,661,675)	—	—	2,538,000

	Total Philippines long-term investments (cost $26,007,345)			25,275,871

SINGAPORE—2.4%
Government—1.8%
SGD
	Singapore Government Bonds
10,000	4.00%, 3/1/07	Aaa	AAA	6,168,142
16,000	1.50%, 4/1/08	Aaa	AAA	9,156,100
13,000	4.625%, 7/1/10	Aaa	AAA	8,329,217
8,450	4.00%, 9/1/18	Aaa	AAA	4,948,191

	Total Singapore government (cost $28,522,836)			28,601,650

Corporates—0.6%
Banks and Financial Services—0.5%

	Oversea—Chinese Banking Corporation
SGD3,200	5.00%, 9/6/11	A1	BBB+	2,008,352

EUR4,000	7.25%, 9/6/11	A1	BBB+	5,546,118

				7,554,470

Telecoms—0.1%
SGD
	Singapore Telecom
3,250	3.21%, 3/15/06	A1	A+	1,936,118

	Total Singapore corporates (cost $7,567,056)			9,490,588

	Total Singapore long-term investments (cost $36,089,892)			38,092,238

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

SOUTH KOREA—5.9%
Government—4.3%
KRW
	Korea Treasury Bonds
19,170,000	7.15%, 4/11/06	A3	—	$17,229,232
30,000,000	5.64%, 10/17/06	A3	—	26,513,895
9,800,000	6.15%, 7/10/07	A3	—	8,873,078
16,674,000	6.91%, 7/18/11	A3	—	16,243,427

	Total South Korea government (cost $61,019,652)			68,859,632

Quasi/Semi-Government—0.3%
JPY
	Inchon Metropolitan City
500,000	3.70%, 4/26/06(d) (cost $4,287,114)	—	—	4,670,046

Structured Investment Vehicles—1.3%
USD
	Korea Treasury Bond—Embarc
10,000	4.7963%, 10/11/07(b)	—	—	8,966,847
2,900	4.8115%, 10/11/07(b)	—	—	2,600,386
10,000	4.02%, 3/14/08(b)	—	—	8,686,713

	Total South Korea structured investment vehicles (cost $18,993,999)			20,253,946

	Total South Korea long-term investments (cost $84,300,765)			93,783,624

THAILAND—2.2%
Government—2.0%
THB
	Thailand Government Bonds
63,100	8.50%, 10/14/05	Baa1	A	1,646,821
44,000	8.00%, 12/8/06	Baa1	—	1,197,271
359,000	5.60%, 7/7/07	Baa1	—	9,393,043
130,000	8.50%, 12/8/08	Baa1	A	3,779,470
77,000	5.375%, 11/30/11	Baa1	—	1,955,405
247,000	4.125%, 11/1/12	Baa1	—	5,735,278
207,000	5.50%, 1/18/17	Baa1	—	5,087,406
50,000	3.875%, 3/7/18	Baa1	—	1,019,813
91,000	5.125%, 11/8/22	Baa1	—	2,062,340

	Total Thailand government (cost $33,209,116)			31,876,847

Corporates—0.2%
Telecoms—0.0%
	Total Access Communications
24,000	5.80%, 10/30/09	—	—	602,196

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

Other—0.2%
THB
	GE Capital Auto Lease Public
16,000	2.05%, 7/3/07	—	—	$377,408
	Nestle (Thai) Limited
105,000	2.16%, 6/19/08	—	—	2,375,348

				2,752,756

	Total Thailand corporates (cost $3,507,365)			3,354,952

	Total Thailand long-term investments (cost $36,716,481)			35,231,799

UNITED STATES—37.3%
Yankee Bonds—37.3%
AUSTRALIA—0.1%
Corporates—0.1%
Banks and Financial Services—0.1%
USD
	St. George Bank Limited
2,000	5.30%, 10/15/15 (cost $1,995,780)	A3	A-	1,968,354

CHINA—1.2%
Sovereign—0.8%
	People’s Republic of China
10,000	9.00%, 1/15/96	A2	BBB+	12,199,690
Corporates—0.4%
Utilities—0.4%
	AES China Generating Co. Limited
7,400	8.25%, 6/26/10	B2	B+	7,363,000

				19,562,690

HONG-KONG—5.3%
Quasi-Sovereign—1.1%
	Kowloon Canton Ry Corporation
14,300	8.00%, 3/15/10	A1	A+	16,664,319
Corporates—4.2%
Banks and Financial Services—1.3%
	CITIC Ka Wah Bank
4,100	7.625%, 7/5/11	Baa3	—	4,385,773
6,950	9.125%, perpetual 5/31/12(g)	Baa3	—	7,979,990
	New Asat Finance Limited
1,900	9.25%, 2/1/11	B3	B	1,824,000
	PCCW-HKTC Capital Limited
5,600	7.75%, 11/15/11	Baa2	BBB	6,412,896
Conglomerates—2.9%
	Hutchison Whampoa International Limited
5,500	5.45%, 11/24/10	A3	A-	5,464,531

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
6,000	7.00%, 2/16/11	A3	A-	$6,400,695
18,700	6.50%, 2/13/13	A3	A-	18,857,349
9,400	6.25%, 1/24/14	A3	A-	9,251,085
6,300	7.45%, 11/24/33	A3	A-	6,084,144

				83,324,782

INDIA—0.5%
Corporates—0.5%
Other—0.5%
	Reliance Industries Limited
7,250	10.25%, 1/15/97 (cost $5,917,600)	Ba2	BB	7,566,898

INDONESIA—1.6%
Sovereign—0.2%
	Republic of Indonesia
3,100	6.75%, 3/10/14	B2	B	2,875,250
Corporates—1.4%
Banks and Financial Services—0.5%
	Excelcomindo Finance Company
2,750	8.00%, 1/27/09	B2	B+	2,612,500
	PT Bank Mandiri Cayman
1,600	10.625%, 8/2/12	B3	B-	1,696,000
	PT Bank Negara Indonesia
1,500	10.00%, 11/15/12	B3	CCC+	1,582,500
	Semen Cibinong
3,000	6.00%, 8/13/10(a)(h)	—	—	2,497,500
Telecoms—0.2%
	Indonesian Satellite Corp.
2,750	7.75%, 11/5/10	B2	B+	2,777,500
Other—0.7%
	Freeport McMoran Copper & Gold
5,250	10.125%, 2/1/10	B2	B	5,827,500
	Medco Energi Internasional
5,825	8.75%, 5/22/10	B3	B+	5,577,437

				25,446,187

JAPAN—1.0%
Corporates—1.0%
Banks and Financial Services—1.0%
	Mizuho Financial Group
1,600	5.79%, 4/15/14	Baa1	BBB	1,596,214
	Sumitomo Mitsui Banking
5,400	8.15%, perpetual 8/1/08(g)	Baa1	—	5,630,721
	UFJ Finance Aruba AEC
5,000	8.75%, perpetual 11/13/08(g)	Baa1	—	5,369,492
3,200	6.75%, 7/15/13	Baa1	BBB-	3,437,456

				16,033,883

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

MALAYSIA—3.7%
Sovereign—0.6%
USD
	Malaysia (Sovereign)
7,990	7.50%, 7/15/11	Baa1	A-	$9,133,369
Quasi-Sovereign—2.5%
	Petroliam Nasional Berhad
6,800	7.00%, 5/22/12	Baa1	A-	7,467,046
10,500	7.75%, 8/15/15	Baa1	A-	12,022,500
4,000	7.875%, 5/22/22	Baa1	A-	4,455,200
	Telekom Malaysia
3,000	7.875%, 8/1/25	Baa2	A-	3,328,345
	Tenaga Nasional Berhad
14,000	7.50%, 1/15/96	Baa2	BBB	12,840,692
Corporates—0.6%
Banks and Financial Services—0.6%
	Bumiputra Commerce Bank Berhad
5,500	5.125%, 10/16/13(h)	Baa2	BBB-	5,481,751
	Malayan Banking Berhad
3,000	6.125%, 7/6/12	Baa1	BBB	3,167,009

				57,895,912

PHILIPPINES—11.2%
Sovereign—8.8%
	Bangko Sentral ng Pilipinas
4,000	8.60%, 6/15/27	Ba2	BB	3,425,666
	National Power Corporation
7,000	8.40%, 12/15/16	—	BB	6,260,968
	Republic of Philippines
3,000	7.50%, 9/11/07	Ba2	BB	3,168,056
9,100	8.875%, 4/15/08	Ba2	BB	9,959,732
15,250	8.375%, 3/12/09	Ba2	BB	15,993,437
22,000	9.875%, 3/16/10	Ba2	BB	24,035,000
28,658	8.375%, 2/15/11	Ba2	BB	28,872,935
1,000	8.25%, 1/15/14	Ba2	BB	982,500
14,100	9.375%, 1/18/17	Ba2	BB	14,628,750
2,000	6.50%, 12/1/17	Ba2	BB	1,905,074
16,050	9.875%, 1/15/19	Ba2	BB	16,531,500
12,879	10.625%, 3/16/25	Ba2	BB	14,005,913
Corporates—2.4%
Banks and Financial Services—0.1%
	Metropolitan Bank & Trust Company
2,400	8.50%, 11/20/12	Ba2	—	2,404,500
Conglomerates—0.3%
	SM Investors Corporation
4,450	8.00%, 10/16/07	—	—	4,594,625
Telecoms—1.6%
	Globe Telecom
9,000	13.00%, 8/1/09	Ba2	—	9,585,000
4,750	9.75%, 4/15/12	Ba2	BB	5,201,250

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
	Philippine Long Distance Telecom
2,300	9.875%, 8/1/05	Ba2	BBB	$2,455,738
1,500	9.25%, 6/30/06	Ba2	BB	1,604,000
2,000	10.625%, 5/15/07	Ba2	BB	2,235,283
1,300	10.50%, 4/15/09	Ba2	BBB+	1,460,867
1,000	11.375%, 5/15/12	Ba2	BB	1,133,750
1,000	8.35%, 3/6/17	Ba2	BB	905,000
Other—0.4%
	Universal Robina
5,700	9.00%, 2/6/08	Ba3	BB	6,185,000

				177,534,544

SINGAPORE—2.9%
Corporates—2.9%
Banks and Financial Services—1.7%
	DBS Bank
11,500	7.657%, perpetual 3/15/11(g)(h)	A1	—	12,949,630
5,000	7.125%, 5/15/11	Aa3	A-	5,559,940
	Oversea—Chinese Banking Corporation
7,600	7.75%, 9/6/11	A1	BBB+	8,764,472
Telecoms—0.6%
	Singapore Telecommunications
5,800	8.00%, 6/22/10	A2	A+	6,731,025
2,600	6.375%, 12/1/11	A1	A+	2,774,335
Other—0.6%
	Flextronics International Limited
9,600	6.50%, 5/15/13	Ba2	BB-	9,432,000

				46,211,402

SOUTH KOREA—7.2%
Sovereign—0.6%
	Republic of South Korea
7,800	8.875%, 4/15/08	A3	A-	9,067,500
Quasi-Sovereign—2.5%
	Industrial Bank of Korea
3,900	4.375%, 12/4/07	A3	BBB+	3,921,208
2,300	3.50%, 6/11/08	A3	BBB+	2,224,650
	Korea Development Bank
3,000	5.25%, 11/16/06	A3	A-	3,106,500
5,500	5.75%, 9/10/13	A3	A-	5,575,064
	Korea Electric Power Corporation
3,300	7.75%, 4/1/13	A3	A-	3,833,844
10,000	7.00%, 2/1/27	A3	A-	10,855,980
	Korea Highway Corporation
2,200	4.90%, 7/1/13	A3	A-	2,128,536

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
	Korea Hydro & Nuclear Power
2,750	4.25%, 1/29/08	A3	A-	$2,767,809
	Korea South East Power Co. Limited
3,900	4.75%, 6/26/13	A3	—	3,731,778
	National Agricultural Coop. Federation
1,500	3.45%, 6/20/08	A3	BBB+	1,444,928
Corporates—4.1%
Banks and Financial Services—2.9%
	Cho Hung Bank
7,000	11.875%, 4/1/10	Baa2	BB+	7,401,945
	Hana Bank
7,050	8.748%, perpetual 12/17/12(g)(h)	—	BBB-	7,843,125
	Hanvit Bank
4,000	11.75%, 3/1/10	Baa2	BBB-	4,196,276
4,000	12.75%, 3/1/10	Baa2	BB+	4,233,808
	Kookmin Bank
4,700	4.625%, 12/10/07	A3	BBB+	4,743,465
	Koram Bank
1,550	4.68%, 6/18/13	—	—	1,531,245
	Korea Exchange Bank
3,550	13.75%, 6/30/10	Baa3	BBB	3,876,126
	Korea First Bank
6,000	5.75%, 3/10/13	Ba1	BB	6,003,420
3,950	7.267%, perpetual 3/3/34(g)(h)	—	BB	3,833,657
	Shinhan Bank
1,600	6.25%, 9/8/13	Baa2	BB+	1,644,000
Telecoms—0.2%
	LG Telecom Limited
3,800	8.25%, 7/15/09	Ba2	BB+	3,800,000
Other—1.0%
	Hyundai Motors
7,800	5.50%, 9/12/08	Ba1	BB+	7,821,356
2,400	5.30%, 12/19/08	Ba1	BB+	2,394,199
	Pohang Iron & Steel Corporation
4,000	7.125%, 11/1/06	A3	A-	4,293,504
	SK Corporation
2,000	7.50%, 5/31/06	Ba2	—	2,057,852

				114,331,775

THAILAND—2.5%
Corporates—2.5%
Banks and Financial Services—1.9%
	Bangkok Bank Public Company
8,500	8.75%, 3/15/07	Baa2	BB-	9,435,000
14,000	9.025%, 3/15/29	Baa2	BB-	14,902,860

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
	Kasikornbank
4,700	8.25%, 8/21/16	Baa2	BB-	$4,972,600
Telecoms—0.5%
	Total Access Communication Public
7,300	8.375%, 11/4/06	B1	BB	7,866,700
Other—0.1%
	PTT Public Company Limited
1,950	5.75%, 8/1/14	Baa1	BBB	1,962,355

				39,139,515

VIETNAM—0.1%
Sovereign—0.1%
	Vietnam Socialist’s Republic
1,600	3.50%, 3/12/28 (cost $1,126,219)	—	BB-	1,046,179

				590,062,121

	Total United States long-term investments (cost $547,197,171)			590,062,121

	Total long-term investments (cost $1,692,463,312)			1,863,332,830

SHORT-TERM INVESTMENTS—15.5%
AUSTRALIA—6.5%
Government—0.4%
AUD
	Commonwealth of Australia
8,450	7.50%, 7/15/05 (cost $5,170,481)	Aaa	AAA	6,032,124

Quasi/Semi-Government—3.9%
	Commonwealth Bank of Australia
12,000	5.25%, 12/1/04	—	AAA	8,398,710
	EFIC
2,000	11.00%, 12/29/04	Aaa	AAA	1,428,665
	New South Wales Treasury Corporation
7,000	10.50%, 12/7/04	Aaa	AAA	4,977,383
7,000	9.25%, 6/20/05	Aaa	AAA	5,046,573
	Northern Territory Treasury
8,000	6.50%, 7/15/05	—	—	5,669,631
	Queensland Treasury Corporation
20,000	6.50%, 6/14/05	—	AAA	14,125,195
20,000	12.00%, 6/15/05	—	—	14,783,058
	Tasmanian Public Finance Corporation
10,000	9.00%, 11/15/04	—	AA	7,068,445

	Total Australian quasi/semi-government (cost $64,308,006)			61,497,660

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

Corporates—2.2%
Banks and Financial Services—1.7%
AUD
	Bank Austria AG [Austria]
11,278	10.875%, 11/17/04	Aa3	—	$7,999,948
	GE Capital Australia Limited
10,000	6.25%, 4/15/05	Aaa	AAA	7,029,299
	Principal Finance Global Fund
16,650	7.00%, 7/15/05	—	AA	11,785,871

				26,815,118

Telecoms—0.3%
	Telstra Corporation
7,000	8.00%, 9/15/04	A1	A+	4,914,695

Non-Australian Issuers—0.2%
	KFW International Finance (Germany)
5,513	9.125%, 7/26/05	Aaa	AAA	3,983,759

	Total Australian corporates (cost $32,150,535)			35,713,572

	Total Australian short-term investments (cost $101,629,022)			103,243,356

MALAYSIA—0.2%
Government—0.0%
MYR
	Malaysia Government Bonds
3,000	5.00%, 4/15/05 (cost $795,648)	A3	A+	801,080

Corporates—0.2%
Other—0.2%
	British American Tobacco Corporation
9,000	7.10%, 11/2/04 (cost $2,542,026)	—	—	2,392,105

	Total Malaysia short-term investments (cost $3,337,674)			3,193,185

NEW ZEALAND—0.4%
Government—0.4%
NZD
	New Zealand Government Bonds
10,000	6.50%, 2/15/05 (cost $6,525,403)	Aaa	AAA	6,346,596

Cash/Equivalent—0.0%
	New Zealand Call Deposit
624	4.50%, 8/12/04 (cost $433,699)	—	—	392,374

	Total New Zealand short-term investments (cost $6,959,102)			6,738,970

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

Principal Amount Local Currency* (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

SOUTH KOREA—3.5%
Government—2.2%
KRW
	Korea Monetary Stabilisation Bond
20,000,000	Zero Coupon, 8/12/04	A3	—	$17,082,514
20,000,000	5.27%, 12/18/04	A3	—	17,197,093

	Total South Korea government (cost $33,618,317)			34,279,607

Structured Investment Vehicles—1.3%
USD
	HSBC-KRW Linked CD
21,500	Zero Coupon, 10/15/04(c) (cost $21,355,452)	—	—	20,930,250

	Total South Korea short-term investments (cost $54,973,769)			55,209,857

UNITED STATES—4.9%
Cash/Equivalent—4.9%
76,884	State Street Bank & Trust Company Repurchase Agreement 1.20% due 8/2/04 in the amount of $76,891,688 (cost $76,884,000; collateralized by United States Treasury Bonds 3.50% due 11/15/06; value including accrued interest—$38,843,504 and 8.125% due 5/15/21; value including accrued interest—$35,951,652 and 6.625% due 2/15/27; value including accrued interest—$3,644,730)	—	—	$76,884,000

Total short-term investments (cost $243,783,567)				$245,269,368

Total Investments—133.2% (cost $1,936,246,879)
				2,108,602,198
Variation Margin on open futures contracts(i)				(485,282)
Unrealized appreciation on forward foreign currency contracts(j)				108,870
Unrealized appreciation on interest rate and foreign currency swap contracts(k)—(0.3%)				5,417,520
Other assets in excess of liabilities—4.4%				69,352,784
Liquidation value of preferred stock—(37.9%)				(600,000,000)

Net Assets Applicable to Common Shareholders—100%				1,582,996,090

Net asset value per common share ($1,582,996,090 / 264,897,530 shares of common stock issued and outstanding)				$5.98

*	Portfolio securities are categorized according to currency exposure. When the country of issuer differs from the currency exposure, the country of issuer is denoted parenthetically.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

AUD—Australian dollar

EUR—Euro

JPY—Japanese yen

KRW—South Korean won

MYR—Malaysian ringgit

NZD—New Zealand dollar

PHP—Philippine peso

SGD—Singapore dollar

THB—Thailand baht

USD—United States dollar

(a)	Illiquid Security.
(b)	Value of security is linked to the value of Government of Korea Bank bonds 4.02%-4.81%, 10/11/07-3/14/08 and the movement of the South Korean won.
(c)	Security is linked to the movement of the South Korean Won.
(d)	Security is linked to the movement of the South Korean Won using a currency swap.
(e)	Security linked to the Philippines Peso.
(f)	Represents a fair valued security.
(g)	The date presented for these instruments represents the next call date.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.

(i)	Open futures contracts as of July 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at July 31, 2004	Value at Trade Date	Unrealized Appreciation/ Depreciation
	Short Positions:
25	30yr U.S. Treasury Bonds	Sept. 04	$2,705,469	$2,626,563	$(78,906)
200	10yr U.S. Treasury Bonds	Sept. 04	22,143,750	21,659,375	(484,375)
175	5yr U.S. Treasury Bonds	Sept. 04	19,162,500	18,923,242	(239,258)
70	3yr Australian Treasury Bonds	Sept. 04	4,952,877	4,978,506	25,629
71	10yr Australian Treasury Bonds	Sept. 04	5,024,249	5,092,257	68,008

					$(708,902)

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Net Assets (unaudited) (continued)

July 31, 2004

(j)	Outstanding forward currency contracts as of July 31, 2004 were as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Appreciation (Depreciation)
Indian Rupee
settlement date 10/8/04	$19,225,000	$18,989,252	$(235,748)

Philippine Peso
settlement date 10/7/04	16,032,000	16,275,244	243,244

South Korean Won
settlement date 9/20/04	14,000,000	14,027,469	27,469

Thailand Baht
settlement date 10/29/04	9,600,000	9,611,600	11,600

	$58,857,000	$58,903,565	$46,565

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Appreciation
South Korean Won
settlement date 9/20/04	$14,089,774	$14,027,469	$62,305

(k)	The Fund entered into an interest rate and foreign currency swap on February 16, 1999. Under the terms of the swap, the Fund receives interest at a rate of 11.50% based on a notional amount of KRW5,124,367,250 and pays interest at a rate of 3.70% based on a notional amount of JPY500,000,000. Net receipts or payments of such amounts are exchanged semi-annually. At July 31, 2004, the unrealized appreciation on this swap was $253,332. The swap is scheduled to terminate on April 26, 2006.

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $480,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate), and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
UBS AG	October 31, 2005	$96,000	2.1025%	$500,770
UBS AG	October 31, 2006	96,000	2.6900%	940,818
UBS AG	October 31, 2007	144,000	3.1600%	1,785,320
UBS AG	October 31, 2008	144,000	3.5400%	1,937,280

				$5,164,188

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 22, 2004

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	September 22, 2004